Organization and Principal Activities - Schedule of Consolidated Financial Statements (Details) - Variable Interest Entity, Primary Beneficiary [Member]	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Current assets:
Cash and cash equivalents	¥ 3,897,892		¥ 11,801,953		$ 534,009
Amounts due from inter-company entities	15,356,140		14,585,744		2,103,783
Prepayments and other current assets, net	4,426,665		5,180,474		606,450
Accounts receivable	156,770		9,380		21,477
Total current assets	33,379,467		42,327,551		4,572,968
Non-current assets:
Property and equipment, net	146,646,206		150,806,607		20,090,448
Land use rights, net	33,927,238		34,873,935		4,648,013
Intangible assets, net	7,749		9,861		1,062
Right-of-use assets	51,906,613		2,471,003		7,111,177
Other non-current asset	1,100,000				150,699
Total non-current assets	233,587,806		188,161,406		32,001,399
Total assets	266,967,273		230,488,957		36,574,367
Current liabilities
Short-term borrowings	84,000,000		74,000,000		11,507,953
Accounts payable	367,678		660,755		50,372
Deferred revenue, current	5,595,491		6,116,288		766,579
Salary and welfare payable	1,779,265		2,268,112		243,758
Tax payable	2,139,976		808,759		293,176
Income tax payable	213,495		219,832		29,249
Amount due to inter-company entities	20,645,000		15,500,000		2,828,353
Accrued liabilities and other current liabilities	7,457,837		5,946,598		1,021,719
Long-term loans and borrowings, current			1,250,000
Operating lease liabilities, current	9,208,569		2,471,003		1,261,569
Total current liabilities	133,224,796		117,241,347		18,251,722
Non-current liabilities
Amounts due to Affected Entities, non-current	158,514,326		162,500,961		21,716,374
Operating lease liabilities, non-current	38,352,135				5,254,221
Other non-current liabilities	1,000,000				136,999
Total non-current liabilities	197,866,461		162,500,961		27,107,594
Total liabilities	331,091,257		279,742,308		45,359,316
Net revenues from continuing operations	32,139,658	$ 4,403,115	48,374,296	¥ 38,096,542
Net revenues from discontinued operation			1,617,904	7,828,415
Net loss from continuing operations	(21,277,736)	(2,915,038)	(100,474,594)	(8,419,647)
Net (loss)/income from discontinued operation			(23,394,661)	1,828,539
Net cash provided by/(used in) operating activities	(16,099,979)	(2,205,688)	(16,213,871)	43,586,442
Net cash used in investing activities	(554,082)	(75,909)	(7,576,283)	(456,381)
Net cash (used in)/provided by financing activities	8,750,000	1,198,745	2,227,473	(11,218,750)
Net changes in cash and cash equivalents	(7,904,061)	$ (1,082,852)	(21,562,681)	¥ 31,911,311
Related Party
Current assets:
Amounts due from a related party	9,542,000		10,750,000		1,307,249
Current liabilities
Amounts due to related parties	¥ 1,817,485		¥ 8,000,000		$ 248,994